Financial assets, liabilities and financial results (telecom activities) - Cash flow hedges (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying amount	€ 893	€ 484	€ (311)
Carrying amount - asset	1,065	576	223
Carrying amount - liability	(172)	(91)	(534)
Change in cash flow hedge reserve	288	317	22
Gain (loss) recognized in other comprehensive income	304	358	3
Reclassification in financial result	(19)	(38)	21
Reclassification in operating income for the period	(1)		1
Reclassification in initial carrying amount of hedged item	4	(3)	(3)
Cash flow hedge reserve	497	210	(100)
o/w related to unmatured hedging instruments	114	(192)	(541)
o/w related to discontinued hedges	383	402	440
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	1,002	575	216
Carrying amount - liability	(156)	(76)	(502)
Change in cash flow hedge reserve	225	311	6
Gain (loss) recognized in other comprehensive income	244	347	(16)
Reclassification in financial result	(19)	(36)	22
Cash flow hedge reserve	457	220	(91)
o/w related to unmatured hedging instruments	74	(181)	(532)
o/w related to discontinued hedges	383	402	440
Forward foreign exchange swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	3	1	6
Carrying amount - liability	(11)		(1)
Change in cash flow hedge reserve	(6)	(2)	5
Gain (loss) recognized in other comprehensive income	(8)	3	8
Reclassification in financial result		(2)	(1)
Reclassification in operating income for the period	(1)		1
Reclassification in initial carrying amount of hedged item	4	(3)	(3)
Cash flow hedge reserve	(4)	(9)	2
o/w related to unmatured hedging instruments	(4)	(9)	2
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset			1
Carrying amount - liability	(5)	(14)	(31)
Change in cash flow hedge reserve	9	9	11
Gain (loss) recognized in other comprehensive income	9	9	11
Cash flow hedge reserve	(5)	(2)	(11)
o/w related to unmatured hedging instruments	(5)	€ (2)	€ (11)
Commodity swap
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	74
Change in cash flow hedge reserve	60
Gain (loss) recognized in other comprehensive income	59
Cash flow hedge reserve	49
o/w related to unmatured hedging instruments	€ 49